Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [Line Items]
Summary of Categories of Financial Instruments

Categories of Financial Instruments

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Financial assets
Measured at FVTPL
Mandatorily measured at FVTPL	$779	$687
Hedging financial assets	—	2
Financial assets at amortized cost (Note a)	71,852	62,405
Financial assets at FVOCI	7,154	7,193
Financial liabilities
Measured at FVTPL
Held for trading	—	—
Measured at amortized cost (Note b)	34,434	62,557
Note a:

The balances included cash and cash equivalents, trade notes and accounts receivable, receivables from related parties, other current monetary assets and refundable deposits (classified as other noncurrent assets), which were financial assets measured at amortized cost.

Note b:

The balances included short-term loans, short-term bills payable, trade notes and accounts payable, payables to related parties, partial other payables, customers’ deposits, bonds payable and long-term loans which were financial liabilities carried at amortized cost.

Maturity Analysis For Nonderivative Financial Liabilities

The following tables detailed the Company’s remaining contractual maturity for its non-derivative financial liabilities with agreed repayment periods.  The tables had been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Company is required to pay.

December 31, 2019

	Weighted Average Effective Interest Rate (%)	Less than 1 Month	1-3 Months	3 Months to 1 Year	1-5 Years	More than 5 Years	Total
		NT$	NT$	NT$	NT$	NT$	NT$
		(In Millions)
Non-derivative financial liabilities
Non-interest bearing	—	$36,387	$—	$2,532	$4,748	$—	$43,667
Floating interest rate instruments	0.98	50	10	30	1,600	—	1,690
		$36,437	$10	$2,562	$6,348	$—	$45,357

December 31, 2020

	Weighted Average Effective Interest Rate (%)	Less than 1 Month	1-3 Months	3 Months to 1 Year	1-5 Years	More than 5 Years	Total
		NT$	NT$	NT$	NT$	NT$	NT$
		(In Millions)
Non-derivative financial liabilities
Non-interest bearing	—	$37,749	$—	$2,476	$4,827	$—	$45,052
Floating interest rate instruments	0.78	—	7	1,660	—	—	1,667
Fixed interest rate instruments	0.50	7,000	—	—	8,800	11,200	27,000
		$44,749	$7	$4,136	$13,627	$11,200	$73,719

Information About the Maturity Analysis for Lease Liabilities

December 31, 2019

Information about the maturity analysis for lease liabilities was as follows:

	Less than 1 Year	1-3 Years	3-5 Years	More than 5 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Lease liabilities	$3,310	$4,394	$1,581	$645	$9,930

December 31, 2020

Information about the maturity analysis for lease liabilities was as follows:

	Less than 1 Year	1-3 Years	3-5 Years	More than 5 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Lease liabilities	$3,397	$4,240	$1,691	$409	$9,737

Liquidity Analysis for Derivative Financial Instruments

The following table detailed the Company’s liquidity analysis for its derivative financial instruments.  The table had been drawn up based on the undiscounted gross inflows and outflows on those derivatives that require gross settlement.

	Less than 1 Month	1-3 Months	3 Months to 1 Year	1-5 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
December 31, 2019
Gross settled
Forward exchange contracts
Inflows	$26	$135	$—	$—	$161
Outflows	26	135	—	—	161
	$—	$—	$—	$—	$—
December 31, 2020
Gross settled
Forward exchange contracts
Inflows	$—	$635	$—	$—	$635
Outflows	—	631	—	—	631
	$—	$4	$—	$—	$4

Financing Facilities

2)	Financing facilities

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Unsecured bank loan facility
Amount used	$121	$7,068
Amount unused	46,109	59,277
	$46,230	$66,345
Secured bank loan facility
Amount used	$1,600	$1,600
Amount unused	1,340	20
	$2,940	$1,620

Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Carrying Amounts of Assets and Liabilities Related to Market Risk
1)	Foreign currency risk

The carrying amounts of the Company’s foreign currency denominated monetary assets and monetary liabilities at the balance sheet dates were as follows:

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Assets
USD	$5,782	$2,711
EUR	12	15
SGD	225	170
JPY	17	22
RMB	9	30
HKD	—	69
Liabilities
USD	4,121	768
EUR	206	957
SGD	1,263	1,049
JPY	14	10
RMB	—	—
HKD	15	8

The carrying amounts of the Company’s derivatives with exchange rate risk exposures at the balance sheet dates were as follows:

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Assets
USD	$—	$—
EUR	—	4
Liabilities
USD	—	—
EUR	—	—

Foreign Currency Risk Sensitivity Analysis

The following table details the Company’s sensitivity to a 5% increase and decrease in the functional currency against the relevant foreign currencies.  5% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible changes in foreign exchange rates.  The sensitivity analysis includes only outstanding foreign currency denominated monetary items and forward exchange contracts.  A positive number below indicates an increase in pre-tax profit or equity where the functional currency weakens 5% against the relevant currency.

	Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)
Profit or loss
Monetary assets and liabilities (a)
USD	$(55)	$83	$97
EUR	(59)	(10)	(47)
SGD	4	(52)	(44)
JPY	—	—	1
RMB	—	—	1
HKD	—	(1)	3
Derivatives (b)
USD	3	1	(19)
EUR	10	3	3
Equity
Derivatives (c)
EUR	9	4	10

a)	This is mainly attributable to the exposure to foreign currency denominated receivables and payables of the Company outstanding at the balance sheet dates.
b)	This is mainly attributable to forward exchange contracts.
c)	This is mainly attributable to the changes in the fair value of derivatives that are designated as cash flow hedges.

Interest rate risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Carrying Amounts of Assets and Liabilities Related to Market Risk

The carrying amounts of the Company’s exposures to interest rates on financial assets and financial liabilities at the balance sheet dates were as follows:

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Fair value interest rate risk
Financial assets	$30,947	$24,218
Financial liabilities	9,758	36,576
Cash flow interest rate risk
Financial assets	7,681	9,306
Financial liabilities	1,690	1,667